Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]

20. Comprehensive Income / (Loss):
During the year ended December 31, 2011, Other comprehensive income / (loss) decreased with net losses of $58,242 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $102,262), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $46,780), (ii) the reclassification adjustment for gain / (loss) on available for sale securities in net income ($8) and (iii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($2,752). During the year ended December 31, 2012, Other comprehensive income / (loss) decreased with net losses of $11,705 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $51,386), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $42,877) and (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($3,196). During the year ended December 31, 2013, Other comprehensive income / (loss) increased with net gains of $67,688 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $27,964), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $42,922), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($3,253) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($55). As at December 31, 2011, 2012 and 2013, Comprehensive income / (loss) amounted to $29,350, $69,424 and $170,775, respectively.